Expense Example {- FundsManager 20% Portfolio} - 02.28 VIP FundsManager Funds Service, Service 2 Combo PRO-13 - FundsManager 20% Portfolio	May 27, 2022 USD ($)
VIP FundsManager 20% Portfolio-Service VIP
Expense Example:
1 year	$ 55
3 years	191
5 years	355
10 years	831
VIP FundsManager 20% Portfolio-Service 2 VIP
Expense Example:
1 year	70
3 years	239
5 years	437
10 years	$ 1,010